ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 8,321,415,455	$ 1,305,811,671	¥ 7,481,678,114
Due from subsidiaries	29,417,134	4,616,190	410,358,136
Due from related parties			75,930,094	¥ 91,416,575
Other current assets	2,435,056,434	382,113,491	3,020,592,138
Total current assets	45,524,074,227	7,143,720,651	33,682,131,475
Non-current assets:
Call Option	0	0	756,929,181
Other non-current assets	2,739,159,389	429,833,881	1,777,798,867
Total assets	72,983,486,778	11,452,701,688	53,232,374,870
Current liabilities:
Due to subsidiaries	15,863,346	2,489,305	14,113,577
Due to related parties	5,914,353,779	928,091,168	2,451,495,092
Convertible senior notes	0	0	1,831,612,124
Total current liabilities	45,459,468,535	7,133,582,608	31,216,795,621
Convertible senior notes	1,098,736,489	172,415,731
Total liabilities	58,696,234,667	9,210,720,061	40,241,612,887
Shareholders' equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 190,380,309 and 193,770,753 shares issued as of December 31, 2020 and December 31, 2021, respectively, 187,434,469 and 190,824,913 shares outstanding as of December 31, 2020 and December 31, 2021, respectively.)	26,491	4,157	26,052
Additional paid-in capital	5,617,922,528	881,574,636	5,251,244,630
Statutory reserves	700,244,270	109,883,606	692,008,508
Accumulated other comprehensive loss	(154,375,168)	(24,224,833)	(128,615,450)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2020 and December 31, 2021	(43,169,878)	(6,774,296)	(43,169,878)
Total shareholders' equity	11,049,780,803	1,733,951,732	9,987,844,274
Total liabilities and shareholders' equity	72,983,486,778	11,452,701,688	53,232,374,870
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalent	34,767,102	5,455,717	19,507,224
Due from subsidiaries	2,532,984,389	397,480,524	2,773,032,001
Due from related parties	3,454,360	542,064	6,098,994
Other current assets	1,560,896	244,939	650,764,989
Total current assets	2,572,766,747	403,723,244	3,449,403,208
Non-current assets:
Investments in subsidiaries	9,781,035,595	1,534,857,922	9,029,027,056
Due from subsidiaries - non current	1,262,124,346	198,054,852
Due from related parties - non current	3,291,940	516,577	44,539,659
Call Option			756,929,181
Other non-current assets			11,180,965
Total assets	13,619,218,628	2,137,152,595	13,291,080,069
Current liabilities:
Due to subsidiaries	1,445,183,180	226,780,777	1,445,300,432
Due to related parties	2,500,484	392,380	2,780,831
Other current liabilities	13,375,769	2,098,950	11,396,726
Convertible senior notes			1,831,612,124
Total current liabilities	1,461,059,433	229,272,107	3,291,090,113
Due to related parties - non-current	9,641,903	1,513,025	12,145,682
Convertible senior notes	1,098,736,489	172,415,731
Total liabilities	2,569,437,825	403,200,863	3,303,235,795
Shareholders' equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 190,380,309 and 193,770,753 shares issued as of December 31, 2020 and December 31, 2021, respectively, 187,434,469 and 190,824,913 shares outstanding as of December 31, 2020 and December 31, 2021, respectively.)	26,491	4,157	26,052
Additional paid-in capital	5,617,922,528	881,574,636	5,251,244,630
Statutory reserves	700,244,270	109,883,606	692,008,508
Accumulated other comprehensive loss	(154,375,168)	(24,224,833)	(128,615,450)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2020 and December 31, 2021	(43,169,878)	(6,774,296)	(43,169,878)
Retained earnings	4,929,132,560	773,488,462	4,216,350,412
Total shareholders' equity	11,049,780,803	1,733,951,732	9,987,844,274
Total liabilities and shareholders' equity	¥ 13,619,218,628	$ 2,137,152,595	¥ 13,291,080,069